UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2018
unaudited
Bonds, notes & other debt instruments 95.31% Corporate bonds & notes 87.99% Financials 22.66%	Principal amount (000)	Value (000)
ABN AMRO Bank NV 2.65% 2021[1]	$800	$788
ACE INA Holdings Inc. 2.30% 2020	200	197
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.15% 2025	250	244
ACE INA Holdings Inc. 3.35% 2026	100	98
American International Group, Inc. 3.90% 2026	300	295
American International Group, Inc. 4.20% 2028	300	298
American International Group, Inc. 4.80% 2045	100	99
American International Group, Inc. 4.75% 2048	1,450	1,438
AXA SA 5.00% 2048[1]	1,100	1,037
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[2]	4,766	4,732
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[2,3]	800	804
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[2]	4,327	4,253
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR +1.31% on 7/23/2028)[2,3]	594	599
Bank of Nova Scotia 2.50% 2021	675	665
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[2]	1,000	997
Barclays Bank PLC 4.95% 2047	1,300	1,230
BB&T Corp. 3.70% 2025[3]	1,000	1,002
Berkshire Hathaway Finance Corp. 4.20% 2048[3]	2,835	2,878
Berkshire Hathaway Inc. 3.125% 2026	350	341
Berkshire Hathaway Inc. 4.50% 2043	125	132
BNP Paribas 3.375% 2025[1]	3,275	3,107
CBOE Holdings, Inc. 1.95% 2019	850	845
Citigroup Inc. 3.40% 2021[3]	1,450	1,454
Citigroup Inc. 2.70% 2022	300	290
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[2]	3,950	3,988
Citigroup Inc. 3.20% 2026	375	352
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[2]	1,441	1,420
Citigroup Inc. 4.65% 2048[3]	1,365	1,397
CME Group Inc. 4.15% 2048[3]	1,775	1,816
Cooperatieve Rabobank U.A. 2.75% 2023	250	242
Crédit Agricole SA 3.75% 2023[1]	2,870	2,831
Crédit Agricole SA 4.375% 2025[1]	480	473
Credit Suisse Group AG 3.80% 2023	725	721
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2,3]	2,475	2,488
Credit Suisse Group AG 4.55% 2026	500	507
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	2,000	1,913
Danske Bank AS 2.80% 2021[1]	750	738
Danske Bank AS 2.70% 2022[1]	200	194
Discover Financial Services 3.35% 2023	650	636
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[2]	2,125	2,065
Goldman Sachs Group, Inc. 3.75% 2025	188	185
Goldman Sachs Group, Inc. 3.484% 2026[4]	1,025	1,021
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[2]	1,575	1,507
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[2]	2,405	2,380
Goldman Sachs Group, Inc. 4.411% 2039 (3-month USD-LIBOR + 1.43% on 4/23/2038)[2]	325	318
American Funds Corporate Bond Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 2.75% 2023[1]	$250	$241
Groupe BPCE SA 5.70% 2023[1]	200	210
Groupe BPCE SA 5.15% 2024[1]	620	635
HSBC Holdings PLC 3.322% 2024[4]	500	502
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[2]	1,775	1,779
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[2,3]	2,573	2,616
Intesa Sanpaolo SpA 5.017% 2024[1]	870	788
Intesa Sanpaolo SpA 5.71% 2026[1]	1,860	1,690
Intesa Sanpaolo SpA 3.875% 2027[1]	575	495
Intesa Sanpaolo SpA 3.875% 2028[1]	2,000	1,703
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[2]	3,230	3,216
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[2,3]	1,100	1,104
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)[2]	2,100	2,081
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[2,3]	2,935	2,948
Lloyds Banking Group PLC 4.45% 2025	1,800	1,818
Lloyds Banking Group PLC 4.375% 2028	1,890	1,863
MetLife, Inc. 4.60% 2046	100	103
Metropolitan Life Global Funding I 2.00% 2020[1]	150	148
Metropolitan Life Global Funding I 2.05% 2020[1]	1,350	1,325
Metropolitan Life Global Funding I 2.50% 2020[1]	150	148
Metropolitan Life Global Funding I 1.95% 2021[1]	850	815
Metropolitan Life Global Funding I 2.40% 2021[1]	1,200	1,179
Metropolitan Life Global Funding I 3.45% 2026[1]	150	147
Metropolitan Life Global Funding I 3.00% 2027[1]	200	189
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[2]	3,550	3,540
Morgan Stanley 3.875% 2026	1,357	1,340
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[2]	625	624
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2,3]	1,400	1,409
New York Life Global Funding 1.95% 2020[1]	800	783
New York Life Global Funding 1.70% 2021[1]	900	859
New York Life Global Funding 2.00% 2021[1]	800	778
New York Life Global Funding 2.30% 2022[1]	1,150	1,106
New York Life Global Funding 3.00% 2028[1]	550	522
PNC Bank 2.00% 2020	2,000	1,966
PRICOA Global Funding I 2.45% 2022[1]	865	837
Principal Financial Group, Inc. 4.111% 2028[1]	250	248
Prudential Financial, Inc. 3.878% 2028	400	402
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[2]	150	157
Prudential Financial, Inc. 3.905% 2047	350	323
Rabobank Nederland 4.375% 2025	500	499
Santander Holdings USA, Inc. 3.70% 2022	1,450	1,441
Travelers Companies, Inc. 3.75% 2046	150	140
Travelers Companies, Inc. 4.00% 2047	105	103
Travelers Companies, Inc. 4.05% 2048	325	320
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[1,2]	1,300	1,256
UniCredit SPA 4.625% 2027[1]	2,805	2,597
UniCredit SPA 5.861% 2032[1,2]	200	175
US Bancorp 2.05% 2020	1,650	1,616
US Bancorp 2.625% 2022	750	736
US Bancorp 3.40% 2023[3]	2,585	2,587
Wells Fargo & Co. 2.625% 2022	725	702
Wells Fargo & Co. 3.55% 2023[3]	3,825	3,839
American Funds Corporate Bond Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.55% 2025	$1,567	$1,538
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[2]	1,575	1,519
		116,735
Utilities 13.01%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[1]	925	925
Alliant Energy Finance LLC 3.75% 2023[1,3]	377	378
Alliant Energy Finance LLC 4.25% 2028[1,3]	377	378
American Electric Power Co., Inc. 2.95% 2022	750	732
American Electric Power Co., Inc. 3.20% 2027	1,350	1,277
Berkshire Hathaway Energy Co. 2.375% 2021[1]	1,750	1,720
CMS Energy Corp. 3.00% 2026	600	566
Colbun SA 4.50% 2024	200	203
Colbun SA 3.95% 2027[1]	400	379
Comision Federal de Electricidad 4.75% 2027[1]	500	496
Commonwealth Edison Co. 3.70% 2028[3]	1,383	1,392
Dominion Resources, Inc. 2.962% 2019[2]	300	300
Dominion Resources, Inc. 2.579% 2020[2]	425	419
DTE Electric Co 4.05% 2048	465	466
DTE Energy Co. 3.30% 2022	760	753
DTE Energy Co. 3.70% 2023[3]	1,825	1,836
Duke Energy Florida, LLC 4.20% 2048[3]	650	659
Duke Energy Progress, LLC 3.375% 2023[3]	550	552
EDP Finance BV 5.25% 2021[1]	400	413
EDP Finance BV 3.625% 2024[1]	3,550	3,431
Electricité de France SA 4.95% 2045[1]	200	207
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[1,2]	150	150
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	400	426
Emera US Finance LP 4.75% 2046	1,425	1,429
Empresa Nacional de Electricidad SA 4.25% 2024	150	150
Enel Chile SA 4.875% 2028[3]	145	149
Enel Finance International SA 3.625% 2027[1]	575	530
Enel Finance International SA 3.50% 2028[1]	3,400	3,068
Enel Finance International SA 6.00% 2039[1]	250	283
Enel Società per Azioni 8.75% 2073[1,2]	1,000	1,094
Entergy Corp. 2.95% 2026	2,085	1,932
Entergy Louisiana, LLC 4.20% 2048[3]	700	708
Exelon Corp. 3.497% 2022[2,3]	3,125	3,089
FirstEnergy Corp. 3.90% 2027	1,525	1,500
FirstEnergy Corp. 3.50% 2028[1]	2,445	2,340
Iberdrola Finance Ireland 5.00% 2019[1]	150	153
IPALCO Enterprises, Inc. 3.70% 2024	400	387
Mississippi Power Co. 3.95% 2028	1,000	994
Mississippi Power Co. 4.25% 2042	2,125	2,005
National Grid PLC 3.15% 2027[1]	265	252
New York State Electric & Gas Corp. 3.25% 2026[1]	100	96
NextEra Energy, Inc. 1.649% 2018	500	500
Niagara Mohawk Power Corp. 3.508% 2024[1]	300	300
NiSource Finance Corp. 2.65% 2022	100	97
Pacific Gas and Electric Co. 2.45% 2022	1,450	1,368
Pacific Gas and Electric Co. 4.25% 2023[1,3]	850	856
Pacific Gas and Electric Co. 3.50% 2025	563	535
Pacific Gas and Electric Co. 2.95% 2026	500	453
American Funds Corporate Bond Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.30% 2027	$1,200	$1,103
Pacific Gas and Electric Co. 4.65% 2028[1,3]	2,651	2,685
Pacific Gas and Electric Co. 6.35% 2038	100	115
PacifiCorp., First Mortgage Bonds, 4.125% 2049[3]	1,138	1,138
Pennsylvania Electric Co. 3.25% 2028[1]	500	472
Progress Energy, Inc. 7.00% 2031	525	667
Public Service Co. of Colorado 4.10% 2048[3]	625	633
Public Service Enterprise Group Inc. 2.00% 2021	1,475	1,409
Public Service Enterprise Group Inc. 2.65% 2022	1,250	1,207
Puget Energy, Inc. 5.625% 2022	1,040	1,107
Puget Energy, Inc. 3.65% 2025	275	268
SCANA Corp. 6.25% 2020	500	517
SCANA Corp. 4.75% 2021	2,450	2,477
SCANA Corp. 4.125% 2022	600	594
South Carolina Electric & Gas Co. 3.50% 2021[3]	4,625	4,632
South Carolina Electric & Gas Co. 4.25% 2028[3]	3,064	3,082
South Carolina Electric & Gas Co. 5.30% 2033	846	915
South Carolina Electric & Gas Co. 5.45% 2041	508	558
Teco Finance, Inc. 5.15% 2020	810	832
Xcel Energy Inc. 3.35% 2026	290	281
		67,018
Health care 10.75%
Abbott Laboratories 2.90% 2021	1,285	1,272
Abbott Laboratories 3.40% 2023	1,173	1,169
Abbott Laboratories 3.75% 2026	55	55
Abbott Laboratories 4.90% 2046	170	185
AbbVie Inc. 2.50% 2020	100	99
AbbVie Inc. 2.30% 2021	80	78
AbbVie Inc. 2.85% 2023	600	581
AbbVie Inc. 4.45% 2046	1,901	1,802
Allergan Funding SCS 4.85% 2044	450	447
Allergan PLC 3.00% 2020	300	299
Allergan PLC 3.45% 2022	3,584	3,559
Allergan PLC 3.80% 2025	730	724
Allergan PLC 4.75% 2045	800	798
AstraZeneca PLC 2.375% 2022	500	483
AstraZeneca PLC 3.50% 2023[3]	870	870
Bayer US Finance II LLC 3.875% 2023[1,3]	750	751
Bayer US Finance II LLC 4.25% 2025[1,3]	1,800	1,805
Bayer US Finance II LLC 4.375% 2028[1,3]	5,190	5,153
Becton, Dickinson and Co. 2.675% 2019	49	49
Becton, Dickinson and Co. 2.894% 2022	1,210	1,179
Becton, Dickinson and Co. 3.363% 2024	1,150	1,114
Becton, Dickinson and Co. 3.70% 2027	4,545	4,360
Boston Scientific Corp. 2.85% 2020	150	149
Boston Scientific Corp. 3.375% 2022	400	397
Celgene Corp. 3.25% 2023	1,400	1,379
CVS Health Corp. 3.35% 2021	340	340
CVS Health Corp. 3.70% 2023	2,329	2,325
CVS Health Corp. 4.30% 2028	775	771
CVS Health Corp. 4.78% 2038	1,635	1,632
CVS Health Corp. 5.05% 2048	2,935	2,986
Laboratory Corporation of America Holdings 2.625% 2020	200	199
American Funds Corporate Bond Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Laboratory Corporation of America Holdings 3.60% 2027	$600	$577
Medtronic, Inc. 3.50% 2025	200	200
Medtronic, Inc. 4.625% 2045	300	322
Novartis Capital Corp. 2.40% 2022	2,000	1,941
Roche Holdings, Inc. 2.25% 2019[1]	400	398
Roche Holdings, Inc. 1.75% 2022[1]	2,000	1,907
Shire PLC 2.40% 2021	831	804
Shire PLC 2.875% 2023	2,455	2,346
Shire PLC 3.20% 2026	1,255	1,171
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,753
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	511
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,217
UnitedHealth Group Inc. 2.125% 2021	100	98
UnitedHealth Group Inc. 3.75% 2025	400	404
WellPoint, Inc. 3.125% 2022	1,325	1,308
Zimmer Holdings, Inc. 3.15% 2022	400	393
		55,360
Energy 10.67%
Anadarko Petroleum Corp. 4.85% 2021	545	562
Anadarko Petroleum Corp. 5.55% 2026	565	608
Andeavor Logistics LP 3.50% 2022	650	640
Baker Hughes, a GE Co. 3.337% 2027	425	402
Baker Hughes, a GE Co. 4.08% 2047	1,105	1,006
Canadian Natural Resources Ltd. 2.95% 2023	695	673
Canadian Natural Resources Ltd. 3.85% 2027	985	959
Canadian Natural Resources Ltd. 4.95% 2047	1,175	1,236
Cenovus Energy Inc. 3.00% 2022	260	250
Cenovus Energy Inc. 4.25% 2027	680	658
Cenovus Energy Inc. 5.40% 2047	2,985	2,969
Chevron Corp. 1.561% 2019	170	169
Chevron Corp. 2.10% 2021	1,225	1,199
Chevron Corp. 2.498% 2022	3,490	3,427
Chevron Corp. 2.954% 2026	140	135
Concho Resources Inc. 4.30% 2028[3]	1,825	1,828
Concho Resources Inc. 4.85% 2048[3]	150	152
Enbridge Energy Partners, LP 4.375% 2020	60	61
Enbridge Energy Partners, LP 5.875% 2025	85	94
Enbridge Energy Partners, LP 7.375% 2045	1,510	1,982
Enbridge Inc. 2.90% 2022	825	805
Enbridge Inc. 4.00% 2023	325	329
Enbridge Inc. 3.70% 2027	1,521	1,475
Energy Transfer Partners, LP 4.20% 2027	373	362
Energy Transfer Partners, LP 6.125% 2045	250	265
Energy Transfer Partners, LP 5.30% 2047	1,965	1,911
Energy Transfer Partners, LP 5.40% 2047	2,351	2,307
Energy Transfer Partners, LP 6.00% 2048[3]	1,709	1,820
EnLink Midstream Partners, LP 2.70% 2019	60	60
EnLink Midstream Partners, LP 5.45% 2047	1,015	904
EQT Corp. 3.90% 2027	1,165	1,098
Exxon Mobil Corp. 2.222% 2021	2,000	1,969
Halliburton Co. 3.80% 2025	120	120
Halliburton Co. 5.00% 2045	340	363
Kinder Morgan Energy Partners, LP 3.50% 2023	850	839
American Funds Corporate Bond Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 3.15% 2023	$610	$599
Kinder Morgan, Inc. 4.30% 2028	1,700	1,688
Kinder Morgan, Inc. 5.55% 2045	250	261
Kinder Morgan, Inc. 5.05% 2046	1,425	1,404
Kinder Morgan, Inc. 5.20% 2048	855	855
Marathon Oil Corp. 4.40% 2027	500	501
Noble Energy, Inc. 4.95% 2047	1,200	1,175
Petróleos Mexicanos 6.875% 2026	315	327
Petróleos Mexicanos 6.50% 2027	355	360
Petróleos Mexicanos 6.75% 2047	1,805	1,675
Petróleos Mexicanos 6.35% 2048[1]	768	685
Phillips 66 3.90% 2028	595	591
Royal Dutch Shell PLC 1.75% 2021	50	48
Royal Dutch Shell PLC 2.50% 2026	100	93
Royal Dutch Shell PLC 3.75% 2046	95	89
Sabine Pass Liquefaction, LLC 5.625% 2021[2]	380	397
Schlumberger BV 3.625% 2022[1]	675	677
Schlumberger BV 4.00% 2025[1]	2,135	2,150
TransCanada PipeLines Ltd. 4.25% 2028	2,920	2,947
TransCanada PipeLines Ltd. 4.875% 2048	800	825
Williams Partners LP 4.50% 2023	3,910	4,006
		54,990
Consumer staples 9.61%
Altria Group, Inc. 3.875% 2046	450	401
Anheuser-Busch InBev NV 3.50% 2024	180	179
Anheuser-Busch InBev NV 3.65% 2026	850	832
Anheuser-Busch InBev NV 4.00% 2028	200	200
Anheuser-Busch InBev NV 4.90% 2046	1,635	1,668
Anheuser-Busch InBev NV 4.60% 2048	2,185	2,155
British American Tobacco PLC 2.297% 2020[1]	1,000	982
British American Tobacco PLC 2.764% 2022[1]	310	301
British American Tobacco PLC 3.222% 2024[1]	400	383
British American Tobacco PLC 3.557% 2027[1]	4,880	4,580
British American Tobacco PLC 4.54% 2047[1]	3,125	2,894
Coca-Cola Co. 2.20% 2022	1,250	1,215
Colgate-Palmolive Co. 2.25% 2022	1,675	1,625
Constellation Brands, Inc. 2.65% 2022	1,195	1,147
Constellation Brands, Inc. 2.70% 2022	20	19
Constellation Brands, Inc. 3.20% 2023	490	479
Constellation Brands, Inc. 3.60% 2028	710	671
Constellation Brands, Inc. 4.10% 2048	200	176
Costco Wholesale Corp. 2.30% 2022	150	146
Costco Wholesale Corp. 2.75% 2024	1,550	1,512
Costco Wholesale Corp. 3.00% 2027	525	505
Keurig Dr. Pepper Inc. 3.551% 2021[1]	975	978
Keurig Dr. Pepper Inc. 4.057% 2023[1]	1,855	1,867
Keurig Dr. Pepper Inc. 4.417% 2025[1]	420	426
Keurig Dr. Pepper Inc. 4.597% 2028[1]	3,233	3,285
Keurig Dr. Pepper Inc. 4.985% 2038[1]	87	89
Keurig Dr. Pepper Inc. 5.085% 2048[1]	1,966	2,004
Kraft Heinz Co. 3.50% 2022	1,650	1,646
Molson Coors Brewing Co. 1.45% 2019	100	99
Molson Coors Brewing Co. 2.25% 2020	325	321
American Funds Corporate Bond Fund — Page 6 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Molson Coors Brewing Co. 2.10% 2021	$750	$723
Molson Coors Brewing Co. 3.00% 2026	250	230
Molson Coors Brewing Co. 4.20% 2046	1,205	1,075
Pernod Ricard SA 4.45% 2022[1]	600	617
Philip Morris International Inc. 2.50% 2022	750	725
Philip Morris International Inc. 4.25% 2044	650	621
Procter & Gamble Co. 1.75% 2019	3,450	3,415
Reynolds American Inc. 4.45% 2025	225	228
Reynolds American Inc. 5.85% 2045	225	246
Wal-Mart Stores, Inc. 3.125% 2021[3]	1,000	1,005
Wal-Mart Stores, Inc. 2.35% 2022	200	194
Wal-Mart Stores, Inc. 3.40% 2023[3]	535	542
Wal-Mart Stores, Inc. 3.70% 2028[3]	2,927	2,957
Wal-Mart Stores, Inc. 4.05% 2048[3]	870	877
WM. Wrigley Jr. Co. 2.90% 2019[1]	300	300
WM. Wrigley Jr. Co. 3.375% 2020[1]	2,950	2,962
		49,502
Consumer discretionary 7.34%
Amazon.com, Inc. 2.40% 2023[3]	950	919
Amazon.com, Inc. 2.80% 2024[3]	100	97
Amazon.com, Inc. 3.15% 2027[3]	450	435
Amazon.com, Inc. 4.05% 2047[3]	1,675	1,659
American Honda Finance Corp. 1.65% 2021	200	192
American Honda Finance Corp. 2.60% 2022	100	98
American Honda Finance Corp. 3.50% 2028	200	198
Bayerische Motoren Werke AG 2.15% 2020[1]	100	99
Bayerische Motoren Werke AG 2.00% 2021[1]	400	388
Bayerische Motoren Werke AG 3.45% 2023[1]	200	199
BMW US Capital, LLC 3.40% 2021[1,3]	100	100
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	201
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	204
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	200	185
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	2,980	2,847
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	930	871
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	1,585	1,564
Comcast Corp. 3.30% 2027	250	240
Comcast Corp. 4.75% 2044	300	305
Comcast Corp. 4.00% 2047	490	445
Comcast Corp. 4.00% 2048	1,880	1,703
DaimlerChrysler North America Holding Corp. 2.25% 2020[1]	425	419
DaimlerChrysler North America Holding Corp. 2.70% 2020[1]	1,250	1,237
DaimlerChrysler North America Holding Corp. 2.20% 2021[1]	725	695
DaimlerChrysler North America Holding Corp. 3.35% 2023[1]	1,200	1,187
DaimlerChrysler North America Holding Corp. 3.50% 2025[1]	300	293
Ford Motor Co. 4.346% 2026	200	188
Ford Motor Co. 5.291% 2046	2,730	2,432
Ford Motor Credit Co. 4.134% 2025	200	189
Ford Motor Credit Co. 3.815% 2027	200	180
General Motors Co. 6.60% 2036	45	48
General Motors Co. 6.75% 2046	305	336
General Motors Co. 5.40% 2048	1,350	1,278
General Motors Financial Co. 3.55% 2021	200	200
General Motors Financial Co. 3.50% 2024	690	655
American Funds Corporate Bond Fund — Page 7 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.55% 2020[1]	$1,150	$1,133
Hyundai Capital America 3.25% 2022[1]	725	709
McDonald’s Corp. 3.35% 2023	130	130
McDonald’s Corp. 3.50% 2027	175	171
McDonald’s Corp. 3.80% 2028	140	139
McDonald’s Corp. 4.875% 2045	475	497
McDonald’s Corp. 4.45% 2047	1,655	1,661
McDonald’s Corp. 4.45% 2048[3]	475	472
NBC Universal Enterprise, Inc. 5.25% 2049[1]	475	482
Newell Rubbermaid Inc. 2.60% 2019	10	10
Newell Rubbermaid Inc. 3.15% 2021	380	375
Sands China Ltd. 5.40% 2028[1,3]	2,300	2,327
Starbucks Corp. 3.10% 2023	600	592
Starbucks Corp. 3.80% 2025[3]	2,285	2,287
Starbucks Corp. 4.00% 2028[3]	1,575	1,581
Starbucks Corp. 3.75% 2047	200	177
Starbucks Corp. 4.50% 2048[3]	685	678
Toyota Motor Credit Corp. 2.15% 2022	200	192
Toyota Motor Credit Corp. 2.70% 2023	1,025	1,001
Toyota Motor Credit Corp. 3.20% 2027	340	332
Toyota Motor Credit Corp. 3.05% 2028	384	370
WPP Finance 2010 3.75% 2024	200	193
		37,795
Industrials 4.50%
3M Co. 2.25% 2023	1,641	1,589
3M Co. 2.25% 2026	80	73
Burlington Northern Santa Fe LLC 4.15% 2048[3]	250	249
Canadian National Railway Co. 3.20% 2046	35	31
Canadian National Railway Co. 3.65% 2048	330	314
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[3]	31	33
CSX Corp. 3.80% 2028	3,025	2,998
ERAC USA Finance Co. 2.70% 2023[1]	1,675	1,597
General Dynamics Corp. 3.375% 2023	470	472
General Dynamics Corp. 3.75% 2028	1,100	1,117
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	83	82
Lockheed Martin Corp. 3.10% 2023	135	135
Lockheed Martin Corp. 4.50% 2036	10	11
Lockheed Martin Corp. 4.70% 2046	150	160
Norfolk Southern Corp. 3.65% 2025[3]	1,100	1,103
Northrop Grumman Corp. 2.55% 2022	1,415	1,372
Northrop Grumman Corp. 3.25% 2028	800	760
Rockwell Collins, Inc. 2.80% 2022	390	381
Roper Technologies, Inc. 2.80% 2021	25	25
Siemens AG 2.70% 2022[1]	250	245
Siemens AG 2.00% 2023[1]	500	468
Siemens AG 3.125% 2024[1]	1,100	1,077
Siemens AG 2.35% 2026[1]	990	902
Union Pacific Corp. 3.95% 2028[3]	350	352
Union Pacific Corp. 4.50% 2048[3]	635	650
United Technologies Corp. 3.65% 2023[3]	1,380	1,386
United Technologies Corp. 3.95% 2025[3]	685	689
United Technologies Corp. 3.125% 2027	275	259
American Funds Corporate Bond Fund — Page 8 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 4.125% 2028[3]	$4,140	$4,146
United Technologies Corp. 4.45% 2038[3]	500	498
		23,189
Telecommunication services 3.44%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.49% 2024[3,4]	2,990	2,997
AT&T Inc. 4.35% 2045	1,500	1,288
Deutsche Telekom International Finance BV 1.95% 2021[1]	250	239
Deutsche Telekom International Finance BV 2.82% 2022[1]	225	220
Deutsche Telekom International Finance BV 2.485% 2023[1]	925	875
Deutsche Telekom International Finance BV 3.60% 2027[1]	500	480
Deutsche Telekom International Finance BV 4.375% 2028[1,3]	1,828	1,842
Verizon Communications Inc. 4.50% 2033	1,025	1,014
Verizon Communications Inc. 4.125% 2046	1,273	1,129
Verizon Communications Inc. 4.862% 2046	1,758	1,744
Vodafone Group PLC 3.75% 2024[3]	1,000	993
Vodafone Group PLC 4.375% 2028[3]	2,138	2,124
Vodafone Group PLC 5.25% 2048[3]	2,775	2,802
		17,747
Real estate 2.71%
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	34
American Campus Communities, Inc. 3.35% 2020	110	110
American Campus Communities, Inc. 3.75% 2023	1,350	1,344
American Campus Communities, Inc. 4.125% 2024	200	200
American Campus Communities, Inc. 3.625% 2027	1,890	1,797
DCT Industrial Trust Inc. 4.50% 2023	60	64
EPR Properties 4.75% 2026	275	272
Essex Portfolio LP 3.625% 2022	200	200
Essex Portfolio LP 3.50% 2025	70	68
Essex Portfolio LP 3.375% 2026	200	192
Hospitality Properties Trust 3.95% 2028	340	312
Host Hotels & Resorts LP 4.50% 2026	220	221
Kimco Realty Corp. 3.40% 2022	1,525	1,507
Kimco Realty Corp. 3.30% 2025	1,000	955
Public Storage 3.094% 2027	100	95
Scentre Group 2.375% 2021[1]	130	126
Scentre Group 3.50% 2025[1]	450	437
Scentre Group 3.75% 2027[1]	1,175	1,141
WEA Finance LLC 3.25% 2020[1]	390	389
Westfield Corp. Ltd. 3.15% 2022[1]	4,585	4,509
		13,973
Information technology 2.56%
Analog Devices, Inc. 2.50% 2021	25	24
Analog Devices, Inc. 3.125% 2023	40	39
Analog Devices, Inc. 3.50% 2026	235	227
Apple Inc. 2.10% 2022	170	164
Apple Inc. 2.30% 2022	250	244
Apple Inc. 2.90% 2027	375	356
Apple Inc. 3.00% 2027	500	480
Apple Inc. 3.20% 2027	800	779
Apple Inc. 3.35% 2027	370	365
Broadcom Ltd. 3.00% 2022	1,025	1,000
American Funds Corporate Bond Fund — Page 9 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.625% 2024	$575	$557
Broadcom Ltd. 3.875% 2027	3,030	2,838
Broadcom Ltd. 3.50% 2028	250	226
Microsoft Corp. 1.55% 2021	950	915
Microsoft Corp. 2.40% 2022	250	246
Microsoft Corp. 3.30% 2027	455	451
Microsoft Corp. 4.25% 2047	150	159
Oracle Corp. 1.90% 2021	1,425	1,380
Oracle Corp. 4.00% 2046	275	265
Oracle Corp. 4.00% 2047	150	145
Visa Inc. 2.15% 2022	1,400	1,349
Visa Inc. 2.80% 2022	1,000	986
		13,195
Materials 0.74%
Chevron Phillips Chemical Co. LLC 3.30% 2023[1]	235	234
Chevron Phillips Chemical Co. LLC 3.70% 2028[1]	500	498
Dow Chemical Co. 4.125% 2021	100	102
Dow Chemical Co. 4.625% 2044	100	99
LYB International Finance BV 3.50% 2027	25	24
LYB International Finance BV 4.875% 2044	100	101
LyondellBasell Industries NV 6.00% 2021	200	214
Praxair, Inc. 3.00% 2021	100	100
Sherwin-Williams Co. 2.75% 2022	450	438
Sherwin-Williams Co. 3.125% 2024	450	435
Sherwin-Williams Co. 3.45% 2027	1,000	954
Sherwin-Williams Co. 4.50% 2047	195	188
Vale SA 6.25% 2026	195	215
Westlake Chemical Corp. 4.375% 2047	235	215
		3,817
Total corporate bonds & notes		453,321
U.S. Treasury bonds & notes 6.58% U.S. Treasury 5.35%
U.S. Treasury 2.50% 2020[3]	3,291	3,284
U.S. Treasury 2.625% 2021	278	278
U.S. Treasury 2.625% 2021[3]	258	258
U.S. Treasury 2.625% 2023[3]	1,204	1,198
U.S. Treasury 2.75% 2023	5,734	5,737
U.S. Treasury 2.75% 2023[3]	5,262	5,266
U.S. Treasury 2.75% 2023[3]	407	407
U.S. Treasury 2.75% 2025[3]	881	878
U.S. Treasury 2.75% 2025[3]	348	346
U.S. Treasury 2.875% 2028[3]	4,575	4,579
U.S. Treasury 3.125% 2048[5]	5,236	5,341
		27,572
U.S. Treasury inflation-protected securities 1.23%
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	6,340	6,303
Total U.S. Treasury bonds & notes		33,875
American Funds Corporate Bond Fund — Page 10 of 14

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.63%	Principal amount (000)	Value (000)
Portuguese Republic 5.125% 2024	$1,175	$1,231
Qatar (State of) 5.103% 2048[1]	1,250	1,288
Saudi Arabia (Kingdom of) 4.625% 2047[1]	575	548
Saudi Arabia (Kingdom of) 5.00% 2049[1]	200	198
		3,265
Municipals 0.09% South Carolina 0.07%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	350	381
Illinois 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[3]	110	106
		487
Asset-backed obligations 0.02%
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,3]	89	89
Total bonds, notes & other debt instruments (cost: $497,969,000)		491,037
Short-term securities 2.56%
Bank of New York Co., Inc. 1.89% due 9/4/2018	800	800
Federal Home Loan Bank 1.99% due 10/19/2018	5,200	5,187
Wal-Mart Stores, Inc. 1.97% due 9/17/2018[1]	7,200	7,193
Total short-term securities (cost: $13,180,000)		13,180
Total investment securities 97.87% (cost: $511,149,000)		504,217
Other assets less liabilities 2.13%		10,952
Net assets 100.00%		$515,169
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 8/31/2018[8] (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
5 Year U.S. Treasury Note Futures	Short	15	January 2019	$(1,500)	$(1,701)	$(1)
10 Year Ultra U.S. Treasury Note Futures	Short	54	December 2018	(5,400)	(6,915)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	18	December 2018	1,800	2,868	1
						$(5)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 8/31/2018 (000)
3-month USD-LIBOR	2.51%	11/10/2047	$1,900	$174	$—	$174

American Funds Corporate Bond Fund — Page 11 of 14

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $123,515,000, which represented 23.98% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $201,000, which represented .04% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $8,525,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps were $1,958,000.
American Funds Corporate Bond Fund — Page 12 of 14

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$453,321	$—	$453,321
U.S. Treasury bonds & notes	—	33,875	—	33,875
Other	—	3,841	—	3,841
Short-term securities	—	13,180	—	13,180
Total	$—	$504,217	$—	$504,217

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1	$—	$—	$1
Unrealized appreciation on interest rate swaps	—	174	—	174
Liabilities:
Unrealized depreciation on futures contracts	(6)	—	—	(6)
Total	$(5)	$174	$—	$169
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Corporate Bond Fund — Page 13 of 14

unaudited
Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-032-1018O-S66163	American Funds Corporate Bond Fund — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 29, 2018